Schedule of intangible assets (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Finite-Lived Intangible Assets [Line Items]
Total	$ 2,268,325	$ 2,916,839	$ 2,905,831
Less: accumulated amortization	(1,159,523)	(1,491,030)	(1,152,026)
Net book value	1,108,802	1,425,809	1,753,805
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Total	70,615	90,804	79,793
Software Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 2,197,710	$ 2,826,035	$ 2,826,038